Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Loans Receivable, Property Types	The following property types represent the underlying real estate collateral for the Account's mezzanine loans (in millions):

	December 31, 2020			December 31, 2019
	Principal Outstanding	Fair Value	% of Fair Value	Principal Outstanding	Fair Value	% of Fair Value
Office(1)	$794.5	$778.4	49.9%	$769.3	$768.0	48.8%
Industrial	194.3	194.3	12.4%	199.6	199.6	12.7%
Retail	128.6	126.5	8.1%	158.5	158.5	10.1%
Storage	82.0	73.8	4.7%	82.0	82.0	5.2%
Apartments(1)	262.2	259.7	16.6%	229.1	228.8	14.6%
Hotel	135.3	129.9	8.3%	135.3	135.2	8.6%
	$1,596.9	$1,562.6	100.0%	$1,573.8	$1,572.1	100.0%
(1) Includes loans receivable with related parties.

Schedule of Fair Value and Risk Ratings
The following table presents the fair values of the Account's loan portfolio based on the risk ratings as of December 31, 2020, listed in order of the strength of the risk rating (from strongest to weakest):

	December 31, 2020			December 31, 2019
	Number of Loans	Fair Value	% of Fair Value	Number of Loans	Fair Value	% of Fair Value
AA	—	—	—%	1	48.3	3.1%
BBB	1	69.6	4.5%	7	456.1	29.0%
BB	10	444.6	28.5%	13	787.4	50.1%
B	11	758.2	48.5%	3	205.0	13.0%
C	2	147.0	9.4%	—	—	—%
D	1	73.8	4.7%	—	—	—%
NR(1)	2	69.4	4.4%	3	75.3	4.8%
	27	$1,562.6	100.0%	27	$1,572.1	100.0%
(1) "NR" designates loans not assigned an internal credit rating. As of December 31, 2020, this is comprised of two loans with related parties. The loans are collateralized by equity interests in real estate investments.

Schedule of Loans Receivable, Nonaccrual Status
The following table represents loans receivable in nonaccrual status as of December 31, 2020 (in millions). Loans are placed in nonaccrual status when a loan is more than 90 days in arrears or at any point when management believes the full collection of principal is doubtful.

Aging	Number of Loans	Principal Outstanding	Fair Value
Past Due - 90 Days +	1	82.0	73.8